Income Taxes - Summary of Deferred Tax Assets And Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	₩ 598,994	₩ 191,037	₩ 37,118
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	4,024,249	2,391,716
Liabilities	(3,749,617)	(2,726,768)
Net	274,632	(335,052)
Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	135,495	303,749
Liabilities	(106,518)	(95,553)
Net	28,977	208,196
Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	4,694,241	3,282,213
Liabilities	(4,095,247)	(3,091,176)
Net	598,994	191,037
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	130,501	143,358	147,224
Allowance for credit losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	130,700	143,526
Liabilities	(199)	(168)
Net	130,501	143,358
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	23,927	30,908	32,236
Property, plant and equipment depreciation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	94,003	97,713
Liabilities	(70,076)	(66,805)
Net	23,927	30,908
Share of profit or loss of equity - accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	269,638	224,566	219,431
Share of profit or loss of equity - accounted investees [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	284,568	294,505
Liabilities	(14,930)	(69,939)
Net	269,638	224,566
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	47,565	22,983	11,542
Allowance for inventories valuation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	47,565	22,983
Liabilities	0
Net	47,565	22,983
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(147,735)	(1,603,383)	(1,733,999)
Property, plant and equipment revaluation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0
Liabilities	(147,735)	(1,603,383)
Net	(147,735)	(1,603,383)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	16,923	19,530	19,831
Prepaid expenses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	17,003	19,604
Liabilities	(80)	(74)
Net	16,923	19,530
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	17,099	453,669	383,503
Property, plant and equipment impairment loss [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	17,099	453,669
Liabilities	0
Net	17,099	453,669
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(13,706)	(1,105)	(51,645)
Gain or loss on foreign currency [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	75,235	87,947
Liabilities	(88,941)	(89,052)
Net	(13,706)	(1,105)
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(40,417)	(148,341)	(121,820)
Defined benefit liabilities [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	550,140	459,074
Liabilities	(590,557)	(607,415)
Net	(40,417)	(148,341)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	17,949	10,190	17,605
Provision for construction losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	17,949	10,190
Liabilities	0
Net	17,949	10,190
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	70,271	74,360	63,515
Provision for construction warranty [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	70,271	74,360
Liabilities	0
Net	70,271	74,360
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(39,762)	(50,452)	(41,176)
Accrued income [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0
Liabilities	(39,762)	(50,452)
Net	(39,762)	(50,452)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	94,542	118,149
Net	94,542	118,149	108,598
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	43,892	69,408
Net	43,892	69,408	69,408
Provision for accelerated depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities		(8,510)
Net	(2,736,674)	(8,510)	(2,915)
Provision for accelerated depreciation | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	0
Liabilities	(2,736,674)
Net	(2,736,674)
Spin-off
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	2,111,815
Spin-off | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,112,733	0
Liabilities	(918)
Net	2,111,815
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	408,804	309,618	392,640
Other [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	468,549	540,588
Liabilities	(59,745)	(230,970)
Net	408,804	309,618
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	36,028	73,459	156,991
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	105,125	143,956
Liabilities	(69,097)	(70,497)
Net	36,028	73,459
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(7,051)	134,737	153,876
Other deferred income taxes recognized directly to equity [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	30,370	159,793
Liabilities	(37,421)	(25,056)
Net	(7,051)	134,737
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	71,364	72,864	72,406
Tax credit carry-forward and others [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	71,364	72,864
Liabilities	0
Net	71,364	72,864
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	224,021	245,029	₩ 139,867
Investments in subsidiaries, associates and joint ventures [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	463,133	513,884
Liabilities	(239,112)	(268,855)
Net	₩ 224,021	₩ 245,029